Share Capital Authorized and Issued (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Stock by Class
The following table sets out the number and par value of shares authorized, issued and outstanding:

	March 31, 2026	December 31, 2025
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	85,496,757	96,651,534

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased in the three months ended March 31, 2026 and 2025:

	Three months ended
	March 31, 2026	March 31, 2025
Common shares repurchased	11,544,855	1,438,278
Cost of shares repurchased, inclusive of commissions	$219.4	$22.1
Weighted average price per share, inclusive of commissions	$19.00	$15.37